united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 84.45%
	EQUITY FUND - 84.45%
38,000	iShares S&P US Preferred Stock ETF	$ 1,501,760
49,100	Vanguard High Dividend Yield ETF #	3,340,273
12,400	Vanguard S&P 500 ETF #	2,392,580
20,200	Vanguard Small-Cap ETF #	2,446,624
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,488,170)	9,681,237
Contracts *
	PURCHASED OPTIONS - 9.17%
	PURCHASED CALL OPTIONS - 2.81%
85	SPDR S&P 500 ETF Trust	282,200
	Expiration June 2016, Exercise Price $185.00
200	SPDR S&P 500 ETF Trust	31,700
	Expiration August 2016, Exercise Price $212.00
300	SPDR S&P 500 ETF Trust	8,100
	Expiration August 2016, Exercise Price $216.00
		322,000
	PURCHASED PUT OPTIONS - 6.36%
25	SPDR S&P 500 ETF Trust	387
	Expiration December 2015, Exercise Price $140.00
262	SPDR S&P 500 ETF Trust	53,055
	Expiration December 2015, Exercise Price $185.00
262	SPDR S&P 500 ETF Trust	154,711
	Expiration December 2016, Exercise Price $170.00
235	SPDR S&P 500 ETF Trust	241,815
	Expiration December 2016, Exercise Price $190.00
235	SPDR S&P 500 ETF Trust	278,945
	Expiration June 2016, Exercise Price $185.00
		728,913

	TOTAL PURCHASED OPTIONS (Cost $1,216,985)	1,050,913

Shares	SHORT-TERM INVESTMENTS - 10.29%
	MONEY MARKET FUND - 10.29%
1,179,379	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.11% +	1,179,379
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,179,379)

	TOTAL INVESTMENTS - 103.91% (Cost - $11,884,534)	$ 11,911,529
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.91) %	(447,627)
	NET ASSETS - 100.00%	$ 11,463,902
Contracts *
	WRITTEN OPTIONS - (3.50) %
	WRITTEN CALL OPTIONS - (1.74) %
199	SPDR S&P 500 ETF Trust	87,361
	Expiration September 2015, Exercise Price $209.00
175	SPDR S&P 500 ETF Trust	65,275
	Expiration September 2015, Exercise Price $210.00
150	SPDR S&P 500 ETF Trust	46,650
	Expiration September 2015, Exercise Price $211.00
		199,286

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Fair Value

	WRITTEN PUT OPTIONS - (1.76) %
199	SPDR S&P 500 ETF Trust	$ 69,451
	Expiration March 2015, Exercise Price $202.00
175	SPDR S&P 500 ETF Trust	67,900
	Expiration September 2015, Exercise Price $210.00
150	SPDR S&P 500 ETF Trust	64,650
	Expiration September 2015, Exercise Price $211.00
		202,001

	TOTAL WRITTEN OPTIONS (Proceeds $438,277)	401,287

+ Variable rate security - interest rate is as of July 31, 2015.
* Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock.
# All or a portion of the security is segregated as collateral for options purchased/written at July 31, 2015. Total collateral had a value of $4,762,306 at July 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written is $11,446,257 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 233,052
	Unrealized depreciation	(169,067)
	Net unrealized appreciation	$ 63,985

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Securities - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Totals
Exchange Traded Funds	$ 9,681,237	$ -	$ -	$ 9,681,237
Purchased Call Options	322,000	-	-	322,000
Purchased Put Options	728,913	-	-	728,913
Short-Term Investments	1,179,379	-	-	1,179,379
Totals Assets	$ 11,911,529	$ -	$ -	$ 11,911,529
Liabilities
Written Call Options	$ 199,286	$ -	$ -	$ 199,286
Written Put Options	202,001	-	-	$ 202,001
Totals Liabilities	$ 401,287	$ -	$ -	$ 401,287

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The Fund did not hold any level 3 securities during the period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Contracts - Each Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Fund as of July 31, 2015 categorized by risk exposure:
	Risk Exposure Category	Unrealized
	Equity	$ (129,082)

The value of the derivative instruments outstanding as of July 31, 2015 as disclosed in the Portfolio of Investments serves as indicators of the volume of derivative activity for the Fund.
A summary of option contracts written for the period ended July 31, 2015, were as follows:

	Call Options		Put Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Beginning of period	350	$ 177,244	350	$ 155,833
Options written	7,463	2,887,340	7,463	3,289,930
Options closed	(7,289)	(2,856,838)	(7,289)	(3,215,232)
Options Exercised	-	-	-	-
End of period	524	$ 207,746	524	$ 230,531

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the Vanguard High Dividend Yield ETF, (“Vanguard”). The Fund may redeem its investment from Vanguard at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Vanguard. The financial statements of Vanguard including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of July 31, 2015 the percentage of the Fund’s net assets invested in Vanguard was 29.14%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

Andrew Rogers, President

Date 9/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

Andrew Rogers, President

Date 9/24/15

By

/s/ James Colantino

James Colantino, Treasurer

Date 9/24/15